Share-Based Payment (Details Textual) - USD ($)				1 Months Ended					12 Months Ended
	Jun. 11, 2019	Feb. 28, 2019	Jul. 12, 2018	Apr. 30, 2019	Feb. 28, 2019	Nov. 30, 2018	Nov. 20, 2018	May 24, 2018	Jun. 30, 2019	Jun. 30, 2018
Share-Based Payment (Textual)
Warrants								612,223
Unrecognized compensation cost									$ 1,500,000
Unrecognized compensation cost is expected recognized over weighted-average period									3 years 4 months 24 days
Restricted share units vest, description									The total fair value of the restricted share units vested was $2.7 million during the year ended June 30, 2019.
weighted-average period									1 year
Share based compensation									$ 300,000
RSUs [Member]
Share-Based Payment (Textual)
Fair value of stock options issued and outstanding									459,648
Restricted share units	12,000		671,469
Restricted share units vest, description									During the year ended June 30, 2019, the Company recognized total share-based compensation expenses of $7.02 million, including $9,472, $46,100 and $6,960,517 in cost of revenues, selling and marketing expenses, and general and administrative expenses, respectively.
Share based compensation									$ 5,400,000
Employees and Directors [Member]
Share-Based Payment (Textual)
Stock options, description							The Company granted an aggregate of 306,967 stock options to key employees and senior executives under the 2017 Plan. The stock options are valid for a period of 10 years from the grant date and cliff vest 25% per year in equal annual installments at the end of each anniversary over a four-year period, with the first 25% vesting on November 20, 2019 and the second, third and fourth 25% cliff vest at the end of November 20, 2020, 2021 and 2022, respectively. The options granted to employees are accounted for as equity awards and measured at their grant date fair using binomial lattice model value. The weighted-average grant-date fair value per share was $3.13 for senior executives and $2.87 for key employees, respectively. The estimated total fair value of stock options granted was $0.9 million at the grant date.
Employees and Directors [Member] | The 2017 Stock Incentive Plan [Member]
Share-Based Payment (Textual)
Stock options, description				The Board authorized up to 2,220,000 shares for grants under the terms of the 2019 Plan.		The Company's shareholders and Board of Directors ("Board") approved the 2017 Plan. The 2017 Plan provides for discretionary grants of, among others, RSU, stock options, stock awards and stock unit awards to key employees and directors of the Company. The purpose of the Plan is to recognize contributions made to the Company by such individuals and to provide them with additional incentive to achieve the objectives of the Company. The Board authorized up to 2,210,000 shares for grants under the terms of the 2017 Plan.
Employees and Directors [Member] | RSUs [Member]
Share-Based Payment (Textual)
Restricted share units granted term	3 years		3 years
Restricted share units valid term	10 years		10 years
Restricted share units vest, description			RSUs cliff vest in three installments, with the first 33% vesting on the grant date, second 33% and remaining 34% vest at the end of the first and second anniversary, respectively.
Weighted-average fair value per share	$ 5.91		$ 12.22
Estimated total fair value of the RSUs granted	$ 70,920		$ 8,200,000
Private Placement [Member] | Warrant [Member]
Share-Based Payment (Textual)
Warrants		31,190			68,190